SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption (Details) - USD ($)		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock issuance costs		$ 1,646,673		$ 1,646,673
Proceeds allocated to Public Warrants			$ 4,427,500
Remeasurement of carrying value to redemption value		1,152,044	7,799,173
Common stock subject to possible redemption		$ 24,322,162	116,725,000
Number of shares redeemed		9,121,751
Common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds			115,000,000
Common stock issuance costs			(1,646,673)
Proceeds allocated to Public Warrants			(4,427,500)
Remeasurement of carrying value to redemption value		$ 1,152,044	7,799,173
Common stock subject to possible redemption		24,322,162	$ 116,725,000
Extension payment		(135,440)
Redemption of 9,121,751 shares		$ (93,419,442)
Number of shares redeemed	9,121,751